Consolidated and Combined Statements of Changes in Members Capital (Deficit) - USD ($) $ in Thousands	Total	Sole Member of Securities [Member]	Sponsor B Units [Member]	Class A Units [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2017	$ (46,295)	$ 3,023	$ (35,354)	$ (13,964)
Contributions	21,126			19,180	$ 1,946
Distributions	(44,849)	(200)	(32,007)	(12,642)
Net income (loss)	(2,587)		1,026	1,022	(4,635)
Ending balance at Dec. 31, 2018	(72,605)	2,823	(66,335)	(6,404)	(2,689)
Contributions	21,895			13,435	8,460
Distributions	(320,252)		(159,935)	(159,298)	(1,019)
Net income (loss)	20,465		11,502	11,456	(2,493)
Ending balance at Dec. 31, 2019	(350,497)	2,823	(214,768)	(140,811)	2,259
Contributions	1,868				1,868
Distributions	(20,101)	(500)	(9,732)	(9,693)	(176)
Net income (loss)	(7,975)		(3,537)	(3,523)	(915)
Ending balance at Mar. 31, 2020	(376,705)	2,323	(228,037)	(154,027)	3,036
Beginning balance at Dec. 31, 2019	(350,497)	2,823	(214,768)	(140,811)	2,259
Contributions	9,831				9,831
Distributions	(78,054)	(1,500)	(37,876)	(37,724)	(954)
Net income (loss)	(82,441)		(38,993)	(38,838)	(4,610)
Ending balance at Dec. 31, 2020	(501,161)	1,323	(291,637)	(217,373)	6,526
Contributions	2,654				2,654
Distributions	(9,125)		(4,572)	(4,553)
Net income (loss)	39,334		19,746	19,668	(80)
Ending balance at Mar. 31, 2021	$ (468,298)	$ 1,323	$ (276,463)	$ (202,258)	$ 9,100